RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

24.                               RELATED PARTY BALANCES AND TRANSACTIONS

Details of related party balances and transactions as of December 31, 2011 and 2012 are as follows:

(1)                                 Amounts due from related parties

As of December 31, 2011 and 2012, amounts due from related parties are $573 and $258, respectively, and details are as follows:

	As of December 31,
	2011	2012
Gummy Inc., subsidiary of Oak Pacific Holdings (“OPH”)	$19	$20
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., (“Hu Lian”) subsidiary of OPH	78	126
Sinoway International Education Group Limited, (“Sinoway”) equity method investment of OPH	476	—
Softbank Payment Service Corporation (“SBPS”), an affiliate of SB Pan Pacific Corporation	—	112
Total	$573	$258

OPH is an entity controlled by the CEO of the Company. The two subsidiaries of OPH, Gummy Inc. and Hu Lian have acted as collection agents of the Group during 2011 and 2012.  The Group has provided advertising services to Sinoway, an equity investment of OPH. The amounts are unsecured and non-interest bearing.

SBPS, an affiliate of SB Pan Pacific Corporation, provides third party collection service for Renren Game Japan Inc. during 2012.

(2)                                 Amounts due to related parties:

	As of December 31,
	2011	2012

Hu Lian, subsidiary of OPH	$51	$—
Mapbar, equity investee of the Company	—	77
Total	$51	$77

Hu Lian has provided internet services to the Group. The amounts are unsecured and non-interest bearing. Mapbar has provided location based services to the Group. The amounts are unsecured and non-interest bearing.

(3)                                 Transactions with related parties for amount due from related parties

	Years ended December 31,
	2010	2011	2012

Cash collected through SBPS, an affiliate of SB Pan Pacific Corporation	$—	$—	$1,116
Advertising service provided to Sinoway, equity method investment of OPH	—	689	—
Back office service provided to Hu Lian, subsidiary of OPH	—	341	270
Third party payment collection service provided to Beijing Wang Lu Technology Co., Ltd., subsidiary of OPH		47	—
Third party payment collection service provided to Gummy Inc., subsidiary of OPH	—	44	1
Total	$—	$1,121	$1,387

(4)                                 Transactions with related parties for amount due to related parties

	Years ended December 31,
	2010	2011	2012

Location-based service provided by Mapbar Technology Limited	$—	$76	$304
Internet service provided by Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH	—	51	—
Total	$—	$127	$304

(5)                                 In July 2012, the Company purchased $10,000 Series 2012-A Senior Secured Refi Loan Notes issued by SoFi Lending Corp., a subsidiary of SoFi.  OPH is a shareholder of SoFi and the Company’s chairman and chief executive officer, Joseph Chen, is a director of SoFi.  In September 2012, the Company invested $49,000 in newly issued Series B preferred shares of SoFi, concurrently with a group of other investors.  These transactions were approved by the independent, disinterested members of the Company’s board and the audit committee of the board. See Note 9 for detail.

(6)                                 In December 2012, the Group advanced $1,598 and $16 to Jing Yang, the spouse of the CEO Joseph Chen, and James Jian Liu, the COO of the Company, for the set-up and funding in capital for a new VIE where these two individuals will act as the nominee shareholders.  As of December 31, 2012, the application for the new VIE set-up remained in progress; the advances were disclosed as a reduction of equity.  Subsequently in February 2013, the VIE was established and the advances were injected to the new VIE as capital contribution.